                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01519

                       STATE FARM ASSOCIATES' FUNDS TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

Michael L. Tipsord                               Alan Goldberg
One State Farm Plaza                             Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001                 Three First National Plaza
                                                 70 West Madison St., Suite 3300
                                                 Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-0740

                       Date of fiscal year end: 11/30/2004

                      Date of reporting period: 05/31/2004

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                    May 31, 2004

[LOGO] Mutual Funds(R)

                                              State Farm Associates' Funds Trust
                                                            SEMI - ANNUAL REPORT

                                    [GRAPHIC]

State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

                               Semi-Annual Report

                               Table of Contents

Message to Shareowners.........................................................1

Schedule of Investments

   State Farm Growth Fund......................................................3

   State Farm Balanced Fund....................................................5

   State Farm Interim Fund.....................................................9

   State Farm Municipal Bond Fund.............................................10

Financial Statements

   Statements of Assets and Liabilities.......................................20

   Statements of Operations...................................................21

   Statements of Changes in Net Assets........................................22

   Notes to Financial Statements..............................................24

Financial Highlights..........................................................27

This report must be accompanied or preceded by a prospectus for the State Farm Associates' Funds Trust. Distributor:
State Farm VP Management Corp.

                                 1-800-447-0740

Investor Services Representatives are available 8 a.m.-6 p.m.
Central Time Monday through Friday (except holidays).

[LOGO] STATE FARM     Mutual
INSURANCE/R/   Funds/R/

[PHOTO]

Phillip G. Hawkins

Message to Shareowners of State Farm Associates' Funds Trust

Dear Shareowners,

This issuance of the State Farm Associates' Funds Trust Semi-Annual Report reflects the six-month period ending May 31, 2004 for our Associates' family of funds--State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund.

The information provided in this report may help support your individual investment planning. Therefore, we encourage you to review and consider all aspects of the report.

Look for a discussion of factors that impacted the performance of the Funds during 2004 in the next State Farm Associates' Funds Trust Annual Report.

Thank you for investing with State Farm Mutual Funds(R).

                                          Sincerely,

                                          /s/ Phillip G. Hawkins

                                          Phillip G. Hawkins
                                          Vice President
                                          State Farm Investment Management Corp.

                     [This page intentionally left blank]

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2004
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------
Common Stocks (97.5%)

Agriculture, Foods, & Beverage (7.8%)
   Archer-Daniels-Midland Co.                           3,477,500   $ 57,830,825
   Campbell Soup Co.                                       92,000      2,346,920
   Hershey Foods Corp.                                    113,200     10,044,236
   Kellogg Co.                                            930,000     39,432,000
   McCormick & Co. Inc.                                   428,600     15,193,870
   Pepsico Inc.                                           586,100     31,280,157
   Sysco Corp.                                            502,600     18,847,500
   The Coca-Cola Co.                                      820,400     42,127,540
                                                                    ------------
                                                                     217,103,048
                                                                    ------------
Banks (8.0%)
   AmSouth Bancorporation                                 333,637      8,501,071
   Bank of America Corp.                                  314,468     26,141,725
   Fifth Third Bancorp                                    191,000     10,369,390
   M&T Bank Corp.                                         179,700     16,275,429
   Northern Trust Corp.                                   144,000      6,184,800
   Popular Inc. ADR                                       830,316     35,869,651
   SouthTrust Corp.                                       690,000     23,370,300
   SunTrust Banks Inc.                                    290,900     18,931,772
   Wells Fargo & Co.                                    1,268,400     74,581,920
                                                                    ------------
                                                                     220,226,058
                                                                    ------------
Building Materials & Construction (1.7%)
   Vulcan Materials Co.                                 1,039,200     46,514,592
                                                                    ------------
Chemicals (6.2%)
   Air Products & Chemicals Inc.                          830,000     41,475,100
   EI du Pont de Nemours and Co.                          496,104     21,431,693
   International Flavors & Fragrances
      Inc.                                                561,000     20,184,780
   Sigma-Aldrich Corp.                                  1,375,000     78,526,250
   The Dow Chemical Co.                                   243,000      9,695,700
                                                                    ------------
                                                                     171,313,523
                                                                    ------------
Computer Software & Services (4.1%)
   Automatic Data Processing Inc.                         149,000      6,620,070
   Check Point Software Technologies
      Ltd. (a)                                            129,850      3,087,833
   Electronic Data Systems Corp.                          372,700      6,093,645
   Microsoft Corp.                                      3,137,100     82,662,585
   SAP AG                                                  93,300     15,060,319
                                                                    ------------
                                                                     113,524,452
                                                                    ------------
Computers (4.0%)
   Hewlett-Packard Co.                                  2,874,000     61,043,760
   International Business Machines Corp.                  549,300     48,662,487
                                                                    ------------
                                                                     109,706,247
                                                                    ------------
Consumer & Marketing (5.2%)
   Colgate-Palmolive Co.                                  374,700     21,432,840
   McDonald's Corp.                                       499,600   $ 13,189,440
   Nestle SA ADR                                          456,800     29,678,890
   The Gillette Co.                                       661,800     28,516,962
   The Procter & Gamble Co.                               404,800     43,645,536
   Unilever NV ADR                                        125,446      8,275,672
                                                                    ------------
                                                                     144,739,340
                                                                    ------------
Electronic/Electrical Mfg. (8.1%)
   Agilent Technologies Inc. (a)                          548,071     14,085,425
   Applied Materials Inc. (a)                             570,600     11,389,176
   Emerson Electric Co.                                   146,800      8,763,960
   General Electric Co.                                 2,834,200     88,200,304
   Intel Corp.                                          2,124,600     60,657,330
   KLA Tencor Corp. (a)                                   247,200     11,910,096
   Linear Technology Corp.                                703,200     27,888,912
                                                                    ------------
                                                                     222,895,203
                                                                    ------------
Financial Services (4.1%)
   Citigroup Inc.                                       1,485,633     68,977,940
   MBNA Corp.                                             837,675     21,276,945
   Wachovia Corp.                                         477,800     22,556,938
                                                                    ------------
                                                                     112,811,823
                                                                    ------------
Health Care (18.6%)
   Abbott Laboratories                                    413,800     17,052,698
   Biomet Inc.                                          3,487,500    139,918,500
   Bristol-Myers Squibb Co.                               253,800      6,413,526
   Eli Lilly & Co.                                        947,200     69,780,224
   Johnson & Johnson                                    2,481,600    138,249,936
   Medtronic Inc.                                         135,800      6,504,820
   Merck & Co. Inc.                                       675,700     31,960,610
   Pfizer Inc.                                          2,951,100    104,291,874
                                                                    ------------
                                                                     514,172,188
                                                                    ------------
Machinery & Manufacturing (3.8%)
   3M Co.                                                 497,000     42,026,320
   AptarGroup Inc.                                        190,800      7,756,020
   Caterpillar Inc.                                       421,700     31,775,095
   Illinois Tool Works Inc.                               276,100     24,815,868
                                                                    ------------
                                                                     106,373,303
                                                                    ------------
Media & Broadcasting (3.8%)
   Reuters Group PLC ADR                                  155,433      6,211,103
   SBS Broadcasting SA ADR (a)                            360,181     11,291,674
   The Walt Disney Co.                                  2,619,540     61,480,604
   Viacom Inc. Class B                                    734,400     27,092,016
                                                                    ------------
                                                                     106,075,397
                                                                    ------------
Mining & Metals (1.5%)
   BHP Billiton Plc                                       941,859      7,922,573

                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                       Shares          Value
                                                    -----------   --------------
Common Stocks (Cont.)

Mining & Metals (Cont.)
   Newmont Mining Corp. Holding Co.                      36,700   $    1,457,357
   Nucor Corp.                                          132,800        8,744,880
   Rio Tinto PLC ADR                                    226,800       22,131,144
                                                                  --------------
                                                                      40,255,954
                                                                  --------------
Oil & Gas (9.5%)
   Anadarko Petroleum Corp.                             105,100        5,730,052
   BG Group PLC                                       1,920,300       11,683,551
   BP Amoco PLC ADR                                     578,792       30,675,976
   ChevronTexaco Corp.                                  530,000       47,912,000
   Devon Energy Corp.                                   106,102        6,298,215
   Exxon Mobil Corp.                                  2,615,200      113,107,400
   Royal Dutch Petroleum Co. ADR                        516,300       25,861,467
   Tidewater Inc.                                       154,191        4,261,839
   Western Gas Resources Inc.                           304,300       16,827,790
                                                                  --------------
                                                                     262,358,290
                                                                  --------------
Retailers (5.1%)
   HNI Corp.                                          1,439,200       57,380,904
   Home Depot Inc.                                      396,400       14,238,688
   Wal-Mart Stores Inc.                               1,270,500       70,804,965
                                                                  --------------
                                                                     142,424,557
                                                                  --------------
Telecom & Telecom Equipment (5.4%)
   ADC Telecommunications Inc. (a)                    1,800,000        4,572,000
   BellSouth Corp.                                      485,300       12,113,088
   Cisco Systems Inc. (a)                             1,186,200       26,274,330
   Corning Inc. (a)                                   1,284,600       15,916,194
   Motorola Inc.                                        792,000       15,657,840
   Nokia Corp. ADR                                    1,181,100       16,228,314
   SBC Communications Inc.                            1,497,512       35,491,034
   Verizon Communications                               411,000       14,212,380
   Vodafone Group PLC ADR                               336,900        8,004,744
                                                                  --------------
                                                                     148,469,924
                                                                  --------------
Utilities & Energy (0.6%)
   Duke Energy Corp.                                    799,900       15,950,006
                                                                  --------------
Total Common Stocks
   (cost $1,378,078,007)                                           2,694,913,905
                                                                  --------------

                                                     Shares or
                                                     principal
                                                       amount          Value
                                                    -----------   --------------
Short-term Investments (2.1%)
   New Center Asset Trust, 1.020%,
      06/01/2004                                    $40,000,000   $   39,996,600
   JP Morgan Vista Treasury Plus Money
      Market Fund                                    18,587,734       18,587,734
                                                    -----------   --------------
Total Short-term Investments
   (cost $58,584,334)                                                 58,584,334
                                                                  --------------
TOTAL INVESTMENTS (99.6%)
   (cost $1,436,662,341)                                           2,753,498,239
OTHER ASSETS, NET OF LIABILITIES (0.4%)                               10,681,739
                                                                  --------------
NET ASSETS (100.0%)                                               $2,764,179,978
                                                                  ==============

(a) Non-income producing security.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2004
                                  (Unaudited)

                                                         Shares         Value
                                                      -----------   ------------
Common Stocks (61.9%)

Agriculture, Foods, & Beverage (4.7%)
   Archer-Daniels-Midland Co.                             940,561   $ 15,641,529
   Campbell Soup Co.                                       26,000        663,260
   Hershey Foods Corp.                                     17,200      1,526,156
   Kellogg Co.                                            310,000     13,144,000
   Pepsico Inc.                                            98,200      5,240,934
   Sara Lee Corp.                                          58,000      1,328,200
   The Coca-Cola Co.                                      190,000      9,756,500
                                                                    ------------
                                                                      47,300,579
                                                                    ------------

Banks (5.1%)
   AmSouth Bancorporation                                  52,312      1,332,910
   Bank of America Corp.                                   44,900      3,732,537
   Fifth Third Bancorp                                     56,600      3,072,814
   M&T Bank Corp.                                          30,400      2,753,328
   Northern Trust Corp.                                    41,000      1,760,950
   Popular Inc. ADR                                       166,924      7,211,117
   SouthTrust Corp.                                       198,000      6,706,260
   SunTrust Banks Inc.                                     54,300      3,533,844
   Wells Fargo & Co.                                      373,800     21,979,440
                                                                    ------------
                                                                      52,083,200
                                                                    ------------

Building Materials & Construction (0.7%)
   Vulcan Materials Co.                                   160,200      7,170,552
                                                                    ------------

Chemicals (3.7%)
   Air Products & Chemicals Inc.                          230,000     11,493,100
   EI du Pont de Nemours and Co.                          108,705      4,696,056
   International Flavors &
      Fragrances Inc.                                     120,000      4,317,600
   Sigma-Aldrich Corp.                                    245,500     14,020,505
   The Dow Chemical Co.                                    69,000      2,753,100
                                                                    ------------
                                                                      37,280,361
                                                                    ------------

Computer Software & Services (1.8%)
   Automatic Data Processing Inc.                          28,900      1,284,027
   Microsoft Corp.                                        625,400     16,479,290
                                                                    ------------
                                                                      17,763,317
                                                                    ------------

Computers (2.9%)
   Hewlett-Packard Co.                                    754,000     16,014,960
   International Business
      Machines Corp.                                      152,100     13,474,539
                                                                    ------------
                                                                      29,489,499
                                                                    ------------

Consumer & Marketing (3.3%)
   McDonald's Corp.                                        96,700      2,552,880
   Nestle SA ADR                                          101,000      6,562,102
   The Gillette Co.                                       300,000     12,927,000
   The Procter & Gamble Co.                                92,600      9,984,132
   Unilever NV ADR                                         22,857   $  1,507,876
                                                                    ------------
                                                                      33,533,990
                                                                    ------------

Electronic/Electrical Mfg. (4.7%)
   Agilent Technologies Inc. (a)                          143,787      3,695,326
   Applied Materials Inc. (a)                             114,400      2,283,424
   Emerson Electric Co.                                    31,200      1,862,640
   General Electric Co.                                   635,700     19,782,984
   Intel Corp.                                            530,700     15,151,485
   KLA Tencor Corp. (a)                                    37,400      1,801,932
   Linear Technology Corp.                                 81,600      3,236,256
   Texas Instruments Inc.                                   6,300        164,493
                                                                    ------------
                                                                      47,978,540
                                                                    ------------

Financial Services (2.7%)
   Citigroup Inc.                                         307,000     14,254,010
   MBNA Corp.                                             240,975      6,120,765
   Wachovia Corp.                                         151,400      7,147,594
                                                                    ------------
                                                                      27,522,369
                                                                    ------------

Health Care (12.5%)
   Allergan Inc.                                           77,400      6,880,860
   Beckman Coulter Inc.                                    20,100      1,216,050
   Biomet Inc.                                            911,250     36,559,350
   Bristol-Myers Squibb Co.                                36,100        912,247
   Eli Lilly & Co.                                        212,000     15,618,040
   Johnson & Johnson                                      417,700     23,270,067
   Medtronic Inc.                                          21,600      1,034,640
   Merck & Co. Inc.                                       144,100      6,815,930
   Pfizer Inc.                                            960,000     33,926,400
                                                                    ------------
                                                                     126,233,584
                                                                    ------------

Machinery & Manufacturing (2.8%)
   3M Co.                                                 124,600     10,536,176
   AptarGroup Inc.                                         45,900      1,865,835
   Caterpillar Inc.                                       131,200      9,885,920
   Illinois Tool Works Inc.                                65,300      5,869,164
                                                                    ------------
                                                                      28,157,095
                                                                    ------------

Media & Broadcasting (4.0%)
   Lee Enterprises Inc. Class A                            42,000      2,010,960
   Lee Enterprises Inc. Class B (b)                        42,000      2,010,960
   Reuters Group PLC ADR                                  200,433      8,009,303
   The Walt Disney Co.                                  1,065,995     25,018,902
   Viacom Inc. Class B                                     98,900      3,648,421
                                                                    ------------
                                                                      40,698,546
                                                                    ------------

Mining & Metals (1.5%)
   Newmont Mining Corp.
      Holding Co.                                          29,200      1,159,532
   Nucor Corp.                                            109,200      7,190,820

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                         Shares         Value
                                                        ---------   ------------
Common Stocks (Cont.)
Mining & Metals (Cont.)
   Rio Tinto PLC ADR                                       73,250   $  7,147,735
                                                                    ------------
                                                                      15,498,087
                                                                    ------------

Oil & Gas (5.7%)
   BG Group PLC                                           256,800      1,562,431
   BP Amoco PLC ADR                                       115,786      6,136,658
   ChevronTexaco Corp.                                    144,000     13,017,600
   Devon Energy Corp.                                      38,085      2,260,725
   Exxon Mobil Corp.                                      448,000     19,376,000
   Royal Dutch Petroleum Co. ADR                          216,400     10,839,476
   Western Gas Resources Inc.                              79,300      4,385,290
                                                                    ------------
                                                                      57,578,180
                                                                    ------------

Retailers (2.3%)
   HNI Corp.                                              160,000      6,379,200
   Home Depot Inc.                                         32,800      1,178,176
   Wal-Mart Stores Inc.                                   276,700     15,420,491
                                                                    ------------
                                                                      22,977,867
                                                                    ------------

Telecom & Telecom Equipment (3.3%)
   ADC Telecommunications Inc. (a)                      1,032,800      2,623,312
   BellSouth Corp.                                         47,800      1,193,088
   Cisco Systems Inc. (a)                                 207,400      4,593,910
   Corning Inc. (a)                                       372,300      4,612,797
   Motorola Inc.                                          192,000      3,795,840
   Nokia Corp. ADR                                        144,900      1,990,926
   SBC Communications Inc.                                470,024     11,139,569
   Verizon Communications                                  38,700      1,338,246
   Vodafone Group PLC ADR                                  87,500      2,079,000
                                                                    ------------
                                                                      33,366,688
                                                                    ------------

Utilities & Energy (0.2%)
   Duke Energy Corp.                                      125,900      2,510,446
                                                                    ------------

Total Common Stocks
   (cost $300,148,846)                                               627,142,900
                                                                    ------------

                                                         Principal
                                                          amount        Value
                                                         ---------   -----------
Corporate Bonds (21.7%)

Agriculture, Foods, & Beverage (1.6%)
   Pioneer Hi-Bred International Inc.
   5.750%, 01/15/2009                                   $3,000,000   $ 3,173,802
   Archer-Daniels-Midland Co.
   5.870%, 11/15/2010                                    2,950,000     3,111,076
   The Coca-Cola Co.
   5.750%, 03/15/2011                                    3,000,000     3,176,457
   HJ Heinz Co.
   6.625%, 07/15/2011                                    3,000,000     3,313,845
   Sara Lee Corp.
   6.250%, 09/15/2011                                   $2,000,000   $ 2,153,826
   Kraft Foods Inc.
   6.250%, 06/01/2012                                    1,000,000     1,043,390
                                                                     -----------
                                                                      15,972,396
                                                                     -----------

Automotive (0.3%)
   Daimler Chrysler North America
   6.900%, 09/01/2004                                    3,000,000     3,033,681
                                                                     -----------

Banks (0.1%)
   JP Morgan Chase & Co.
   5.350%, 03/01/2007                                    1,000,000     1,048,920
                                                                     -----------

Building Materials & Construction (0.9%)
   Leggett & Platt Inc.
   7.650%, 02/15/2005                                    3,000,000     3,106,413
   Masco Corp.
   6.750%, 03/15/2006                                    3,000,000     3,198,003
   Vulcan Materials Co.
   6.000%, 04/01/2009                                    3,000,000     3,217,935
                                                                     -----------
                                                                       9,522,351
                                                                     -----------

Chemicals (1.2%)
   PPG Industries Inc.
   6.750%, 08/15/2004                                    3,000,000     3,031,905
   EI du Pont de Nemours and Co.
   6.750%, 10/15/2004                                    3,250,000     3,311,818
   The Dow Chemical Co.
   6.125%, 02/01/2011                                    3,000,000     3,169,902
   EI du Pont de Nemours and Co.
   4.875%, 04/30/2014                                    3,000,000     2,911,551
                                                                     -----------
                                                                      12,425,176
                                                                     -----------

Computers (0.3%)
   International Business
      Machines Corp.
   5.375%, 02/01/2009                                    3,000,000     3,138,591
                                                                     -----------

Consumer & Marketing (2.3%)
   Hasbro Inc.
   5.600%, 11/01/2005                                    2,000,000     2,055,000
   Kimberly Clark Corp.
   7.100%, 08/01/2007                                    3,000,000     3,332,040
   Avery Dennison Corp.
   5.900%, 12/01/2008                                    5,000,000     5,289,055
   The Procter & Gamble Co.
   6.875%, 09/15/2009                                    3,000,000     3,361,806
   Unilever Capital Corp.
   7.125%, 11/01/2010                                    3,000,000     3,386,133
   Clorox Co.
   6.125%, 02/01/2011                                    3,000,000     3,234,795

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
   McDonald's Corp.
   6.000%, 04/15/2011                                   $3,000,000   $ 3,179,481
                                                                     -----------
                                                                      23,838,310
                                                                     -----------
Electronic/Electrical Mfg. (0.3%)
   Emerson Electric Co.
   5.850%, 03/15/2009                                    3,000,000     3,209,592
                                                                     -----------
Financial Services (2.0%)
   Household Finance Corp.
   7.200%, 07/15/2006                                    3,000,000     3,246,993
   Toyota Motor Credit
   5.650%, 01/15/2007                                    2,000,000     2,118,802
   Citigroup Inc.
   5.000%, 03/06/2007                                    1,000,000     1,039,442
   Ford Motor Credit Co.
   5.800%, 01/12/2009                                    3,000,000     3,011,190
   General Electric Capital Corp.
   7.375%, 01/19/2010                                    2,000,000     2,273,208
   General Motors Acceptance Corp.
   7.750%, 01/19/2010                                    3,000,000     3,241,578
   BellSouth Capital Funding Corp.
   7.750%, 02/15/2010                                    3,000,000     3,437,262
   Wells Fargo Financial
   6.125%, 04/18/2012                                    2,000,000     2,130,666
                                                                     -----------
                                                                      20,499,141
                                                                     -----------
Health Care (2.0%)
   Abbott Laboratories
   5.625%, 07/01/2006                                    3,000,000     3,165,279
   Bristol-Myers Squibb Co.
   4.750%, 10/01/2006                                    3,000,000     3,098,661
   Abbott Laboratories
   3.500%, 02/17/2009                                    1,000,000       969,092
   Johnson & Johnson
   6.625%, 09/01/2009                                    3,000,000     3,346,110
   Becton Dickinson & Co.
   7.150%, 10/01/2009                                    3,000,000     3,394,041
   Eli Lilly & Co.
   6.000%, 03/15/2012                                    2,000,000     2,127,894
   Merck & Co. Inc.
   4.375%, 02/15/2013                                    2,000,000     1,906,306
   Schering Plough Corp.
   5.300%, 12/01/2013                                    1,000,000       981,376
   Pfizer Inc.
   4.500%, 02/15/2014                                    1,000,000       949,309
                                                                     -----------
                                                                      19,938,068
                                                                     -----------
Machinery & Manufacturing (1.9%)
   United Technologies Corp.
   7.000%, 09/15/2006                                    3,000,000     3,245,874
   Illinois Tool Works Inc.
   5.750%, 03/01/2009                                   $3,000,000   $ 3,199,257
   Caterpillar Inc.
   7.250%, 09/15/2009                                    3,000,000     3,397,362
   Honeywell International Inc.
   7.500%, 03/01/2010                                    3,000,000     3,426,138
   Deere & Co.
   7.850%, 05/15/2010                                    3,000,000     3,495,153
   Dover Corp.
   6.500%, 02/15/2011                                    2,000,000     2,191,688
                                                                     -----------
                                                                      18,955,472
                                                                     -----------
Media & Broadcasting (1.0%)
   The Walt Disney Co.
   5.500%, 12/29/2006                                    2,000,000     2,097,816
   Gannett Co.
   5.500%, 04/01/2007                                    1,000,000     1,054,413
   The Washington Post Co.
   5.500%, 02/15/2009                                    3,000,000     3,164,577
   Knight-Ridder Inc.
   7.125%, 06/01/2011                                    3,000,000     3,373,530
                                                                     -----------
                                                                       9,690,336
                                                                     -----------
Mining & Metals (0.5%)
   Alcan Inc.
   6.450%, 03/15/2011                                    2,000,000     2,138,230
   Alcoa Inc.
   6.500%, 06/01/2011                                    3,000,000     3,265,824
                                                                     -----------
                                                                       5,404,054
                                                                     -----------
Oil & Gas (0.6%)
   Northern Illinois Gas
   5.875%, 08/15/2008                                    3,000,000     3,188,316
   Texaco Capital
   5.500%, 01/15/2009                                    3,000,000     3,167,601
                                                                     -----------
                                                                       6,355,917
                                                                     -----------
Pharmaceuticals (0.5%)
   GlaxoSmithKline
   4.375%, 04/15/2014                                    3,000,000     2,799,624
   Astrazeneca PLC SP
   5.400%, 06/01/2014                                    2,000,000     2,025,420
                                                                     -----------
                                                                       4,825,044
                                                                     -----------
Retailers (0.7%)
   Albertsons Inc.
   6.950%, 08/01/2009                                    3,000,000     3,274,995
   Wal-Mart Stores Inc.
   6.875%, 08/10/2009                                    3,000,000     3,353,226
                                                                     -----------
                                                                       6,628,221
                                                                     -----------

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                       Principal
                                                        amount         Value
                                                      -----------   ------------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (2.8%)
   Vodafone Group PLC
   7.625%, 02/15/2005                                 $ 3,000,000   $  3,119,127
   Deutsche Telekom
      International Financial
   8.250%, 06/15/2005                                   3,000,000      3,176,367
   US West Communications
   5.625%, 11/15/2008                                   5,000,000      4,800,000
   AT&T Corp.
   6.000%, 03/15/2009                                   3,000,000      2,999,673
   Motorola Inc.
   7.625%, 11/15/2010                                   3,000,000      3,347,286
   Verizon New Jersey Inc.
   5.875%, 01/17/2012                                   3,000,000      3,081,267
   SBC Communications Inc.
   5.875%, 02/01/2012                                   3,000,000      3,091,035
   Telstra Corp. Ltd.
   6.375%, 04/01/2012                                   2,000,000      2,162,044
   Alltel Corp.
   7.000%, 07/01/2012                                   2,000,000      2,205,080
                                                                    ------------
                                                                      27,981,879
                                                                    ------------
Utilities & Energy (2.7%)
   Alabama Power Co.
   7.125%, 08/15/2004                                   3,000,000      3,033,303
   Virginia Electric & Power
   5.375%, 02/01/2007                                   3,000,000      3,137,553
   PPL Electric Utilities
   5.875%, 08/15/2007                                   2,000,000      2,125,046
   Duke Energy Corp.
   7.375%, 03/01/2010                                   3,000,000      3,330,315
   IES Utilities
   6.750%, 03/15/2011                                   2,000,000      2,204,304
   Florida Power Corp.
   6.650%, 07/15/2011                                   3,000,000      3,284,700
   Wisconsin Public Service
   6.125%, 08/01/2011                                   3,000,000      3,216,219
   Pacificorp
   6.900%, 11/15/2011                                   2,000,000      2,229,268
   Tampa Electric Co.
   6.875%, 06/15/2012                                   3,000,000      3,213,627
   Midamerican Energy Co.
   5.125%, 01/15/2013                                   2,000,000      1,971,168
                                                                    ------------
                                                                      27,745,503
                                                                    ------------
Total Corporate Bonds
   (cost $206,601,651)                                               220,212,652
                                                                    ------------
Government Agency Securities (1.1%)

Federal National Mortgage Association
   6.000%, 05/15/2008                                 $10,000,000   $ 10,769,430
                                                                    ------------

Total Government Agency Securities
   (cost $9,750,100)                                                  10,769,430
                                                                    ------------
U.S. Treasury Obligations (13.4%)

U.S. Treasury Bonds
   11.625%, 11/15/2004                                  1,500,000      1,569,258
   9.375%, 02/15/2006                                  11,500,000     12,842,268
   10.375%, 11/15/2009                                  1,000,000      1,040,352
   10.000%, 05/15/2010                                  7,000,000      7,531,566

U.S. Treasury Notes
   7.250%, 08/15/2004                                   6,000,000      6,076,170
   6.500%, 05/15/2005                                   4,500,000      4,698,104
   5.875%, 11/15/2005                                   6,000,000      6,314,766
   6.125%, 08/15/2007                                  15,000,000     16,331,835
   5.500%, 02/15/2008                                   4,000,000      4,294,532
   3.125%, 10/15/2008                                  15,000,000     14,686,530
   5.750%, 08/15/2010                                   5,000,000      5,444,920
   5.000%, 08/15/2011                                   5,000,000      5,207,225
   4.875%, 02/15/2012                                  10,000,000     10,295,700
   4.375%, 08/15/2012                                  10,000,000      9,921,480
   3.875%, 02/15/2013                                  10,000,000      9,522,660
   4.250%, 08/15/2013                                  10,000,000      9,721,880
   4.250%, 11/15/2013                                  10,000,000      9,692,970
                                                                    ------------
Total U.S. Treasury Obligations
   (cost $135,828,193)                                               135,192,216
                                                                    ------------

                                                       Shares          Value
                                                     ----------   --------------
Short-term Investments (1.2%)
   JP Morgan Vista Treasury Plus
      Money Market Fund                              12,496,995       12,496,995
                                                                  --------------
Total Short-term Investments
   (cost $12,496,995)                                                 12,496,995
                                                                  --------------
TOTAL INVESTMENTS (99.3%)
   (cost $664,825,785)                                             1,005,814,193

OTHER ASSETS, NET OF LIABILITIES (0.7%)                                6,969,819
                                                                  --------------
NET ASSETS (100.0%)                                               $1,012,784,012
                                                                  ==============

(a)  Non-income producing security.
(b) Illiquid due to sales restrictions on Class B shares. At May 31, 2004, the value of this security amounted to $2,010,960 or 0.20% of net assets.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2004
                                   (Unaudited)

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
U.S. Treasury Obligations (95.6%)

U.S. Treasury Notes
   2.875%, 06/30/2004                                 $ 2,500,000   $  2,503,807
   7.250%, 08/15/2004                                   3,000,000      3,038,085
   7.875%, 11/15/2004                                   4,000,000      4,117,188
   5.875%, 11/15/2004                                   8,000,000      8,162,496
   7.500%, 02/15/2005                                   7,000,000      7,287,931
   6.500%, 05/15/2005                                   4,000,000      4,176,092
   6.500%, 08/15/2005                                   8,000,000      8,427,184
   5.875%, 11/15/2005                                   5,000,000      5,262,305
   5.750%, 11/15/2005                                  12,000,000     12,609,372
   5.625%, 02/15/2006                                   8,000,000      8,438,752
   4.625%, 05/15/2006                                   7,000,000      7,277,536
   6.500%, 10/15/2006                                  10,000,000     10,845,700
   3.500%, 11/15/2006                                  11,000,000     11,171,017
   6.250%, 02/15/2007                                   4,000,000      4,340,780
   4.375%, 05/15/2007                                   5,000,000      5,181,445
   6.625%, 05/15/2007                                  12,000,000     13,193,904
   3.250%, 08/15/2007                                  10,000,000     10,024,220
   6.125%, 08/15/2007                                   9,000,000      9,799,101
   5.500%, 02/15/2008                                  15,000,000     16,104,495
   5.625%, 05/15/2008                                   5,000,000      5,391,990
   3.250%, 08/15/2008                                   5,000,000      4,937,500
   4.750%, 11/15/2008                                  10,000,000     10,449,220
   5.500%, 05/15/2009                                  10,000,000     10,772,660
   6.000%, 08/15/2009                                  11,000,000     12,095,699
                                                                    ------------
Total U.S. Treasury Obligations
   (cost $192,484,966)                                               195,608,479
                                                                    ------------

                                                          Shares        Value
                                                        ---------   ------------
Short-term Investments (4.1%)
   JP Morgan Vista Treasury Plus Money Market Fund      8,375,373   $  8,375,373
                                                                    ------------
Total Short-term Investments
   (cost $8,375,373)                                                   8,375,373
                                                                    ------------
TOTAL INVESTMENTS (99.7%)
   (cost $200,860,339)                                               203,983,852

OTHER ASSETS, NET OF LIABILITIES (0.3%)                                  602,261
                                                                    ------------
NET ASSETS (100.0%)                                                 $204,586,113
                                                                    ============

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2004
                                  (Unaudited)

                                                                                                             Rating
                                                                                      Coupon    Maturity    (Moody's
                                                                                       rate       date       or S&P)
                                                                                      ------   ----------   --------
Long-term Municipal Bonds (99.0%)

Alabama (1.1%)
   City of Birmingham, Alabama, General Obligation Refunding Bonds,
      Series 2002A                                                                    5.500%   04/01/2013      Aaa
   Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation
      Warrants, Series 1998                                                           4.900%   07/01/2015      Aaa

Alaska (1.6%)
   Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds            5.400%   07/01/2005      Aaa
   Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose
      Bonds, Series A (Prerefunded to 9-1-2010 @ 100)                                 5.625%   09/01/2013      Aaa
   Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue
      Bonds, 1996                                                                     6.500%   12/01/2014      Aaa
   Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999
      Series A                                                                        5.000%   03/01/2015      Aaa

Arizona (3.1%)
   City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A        5.300%   07/01/2006      Aa1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                 7.100%   07/01/2008       A1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                 7.000%   07/01/2009       A1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                 7.000%   07/01/2010       A1
   Mesa Unified School District No. 4 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded
      to 7-1-2007 @ 100)                                                              4.750%   07/01/2010      Aaa
   Salt River Project Arizona Agricultural Improvement and Power District, Arizona,
      Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C       5.000%   01/01/2015      Aa2

Arkansas (2.3%)
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                 5.000%   08/01/2013      Aa2
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                 5.000%   08/01/2014      Aa2
   Benton School District 8 of Saline County, Arkansas, Revolving Loan Bonds          4.000%   02/01/2017      Aaa
   Van Buren Arkansas, School District 042, Refunded and Construction                 4.500%   04/01/2017      Aaa

California (7.4%)
   State of California, Various Purpose, General Obligation Bonds                     6.000%   10/01/2006       A3
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Escrowed to Maturity)                                              5.000%   12/01/2007      Aaa
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Prerefunded 12-1-2007 @ 100)                                       5.000%   12/01/2008      Aaa
   State of California, Various Purpose, General Obligation Bonds                     5.000%   02/01/2014       A3
   Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A
      (Calleguas Municipal Water District Project)                                    5.000%   07/01/2015      Aaa
   State of California, Various Purpose General Obligation Bonds                      5.250%   11/01/2015       A3

                                                                                       Principal
                                                                                        amount        Value
                                                                                      ----------   -----------
Long-term Municipal Bonds (99.0%)

Alabama (1.1%)
   City of Birmingham, Alabama, General Obligation Refunding Bonds,
      Series 2002A                                                                    $2,000,000   $ 2,218,920
   Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation
      Warrants, Series 1998                                                            2,465,000     2,565,621
                                                                                                   -----------
                                                                                                     4,784,541
                                                                                                   -----------
Alaska (1.6%)
   Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds             1,100,000     1,125,157
   Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose
      Bonds, Series A (Prerefunded to 9-1-2010 @ 100)                                  1,500,000     1,689,855
   Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue
      Bonds, 1996                                                                      2,000,000     2,401,640
   Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999
      Series A                                                                         1,565,000     1,623,108
                                                                                                   -----------
                                                                                                     6,839,760
                                                                                                   -----------
Arizona (3.1%)
   City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A         2,340,000     2,488,473
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                  1,000,000     1,148,350
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                  1,200,000     1,398,984
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                  2,500,000     2,975,125
   Mesa Unified School District No. 4 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded
      to 7-1-2007 @ 100)                                                               4,250,000     4,535,388
   Salt River Project Arizona Agricultural Improvement and Power District, Arizona,
      Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C          900,000       955,584
                                                                                                   -----------
                                                                                                    13,501,904
                                                                                                   -----------
Arkansas (2.3%)
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                  5,000,000     5,385,650
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                  2,000,000     2,136,920
   Benton School District 8 of Saline County, Arkansas, Revolving Loan Bonds           1,155,000     1,093,739
   Van Buren Arkansas, School District 042, Refunded and Construction                  1,295,000     1,297,214
                                                                                                   -----------
                                                                                                     9,913,523
                                                                                                   -----------
California (7.4%)
   State of California, Various Purpose, General Obligation Bonds                      2,000,000     2,158,680
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Escrowed to Maturity)                                               2,830,000     2,996,177
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Prerefunded 12-1-2007 @ 100)                                        1,500,000     1,588,080
   State of California, Various Purpose, General Obligation Bonds                      3,600,000     3,736,836
   Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A
      (Calleguas Municipal Water District Project)                                     1,000,000     1,057,810
   State of California, Various Purpose General Obligation Bonds                       3,000,000     3,171,930

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                            Rating
                                                                                     Coupon    Maturity    (Moody's
                                                                                      rate       date       or S&P)
                                                                                     ------   ----------   --------
Long-term Municipal Bonds (Cont.)

California (Cont.)
   Los Angeles Unified School District, County of Los Angeles, California, General
      Obligation Bonds, Series A 2003                                                5.375%   07/01/2016      Aaa
   State of California, Various Purpose General Obligation Bonds                     5.000%   02/01/2017       A3
   San Diego Community College District, San Diego County, California, General
      Obligation Bonds, Election of 2002, Series 2003                                5.000%   05/01/2017      Aaa
   California State Economic Recovery, Series A, General Obligation Bonds            5.000%   07/01/2017      Aa3
   Chino Valley Unified School District, (County of San Bernadino, California)
      General Obligation Bonds, 2002 Election, Series B                              5.000%   08/01/2017      Aaa
   State of California, General Obligation Bonds                                     5.000%   12/01/2017       A3

Colorado (5.4%)
   Arapahoe County School District # 6, Colorado, Littleton Public Schools General
      Obligation Improvement Bonds, Series 1995A                                     5.000%   12/01/2007      Aa2
   Cherry Creek School District No. 5, (Arapahoe County, Colorado), General
      Obligation Bonds, Series 1999                                                  5.500%   12/15/2009      Aa2
   Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
      General Obligation Bonds, Series 1996                                          5.300%   12/01/2010      Aaa
   St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997      5.000%   12/15/2012      Aaa
   City of Boulder, Colorado, Open Space Acquisition Refunding Bonds,
      Series 1999                                                                    5.000%   08/15/2013      Aa1
   School District Number 12 Adams County, Colorado, (Adams 12 Five Star
      Schools), General Obligation Bonds, Series 2001A                               5.250%   12/15/2013      Aaa
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                5.500%   12/01/2014      Aaa
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                             5.250%   12/01/2014      Aaa
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                5.500%   12/01/2015      Aaa
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                             5.250%   12/01/2016      Aaa
   Boulder Valley School District RE 2, Boulder and Gilpin Counties, Colorado,
      General Obligation Bonds, Series 1999                                          4.750%   12/01/2018      Aa3

Connecticut (1.7%)
   State of Connecticut, General Obligation Bonds                                    5.125%   11/15/2016      Aa3
   Clinton, Connecticut, General Obligation Unlimited (a)                            5.000%   01/15/2017      Aaa
   Clinton, Connecticut, General Obligation Unlimited (a)                            5.000%   01/15/2018      Aaa
   University of Connecticut, General Obligation Bonds                               5.000%   01/15/2018      Aaa

Delaware (0.5%)
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded
      to 12-1-2004 @ 100)                                                            6.000%   12/01/2011      Aaa
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded
      to 12-1-2004 @ 100)                                                            6.000%   12/01/2012      Aaa

                                                                                      Principal
                                                                                       amount        Value
                                                                                     ----------   -----------
Long-term Municipal Bonds (Cont.)

California (Cont.)
   Los Angeles Unified School District, County of Los Angeles, California, General
      Obligation Bonds, Series A 2003                                                $3,905,000   $ 4,221,891
   State of California, Various Purpose General Obligation Bonds                      3,250,000     3,310,352
   San Diego Community College District, San Diego County, California, General
      Obligation Bonds, Election of 2002, Series 2003                                 1,355,000     1,411,639
   California State Economic Recovery, Series A, General Obligation Bonds             5,000,000     5,155,900
   Chino Valley Unified School District, (County of San Bernadino, California)
      General Obligation Bonds, 2002 Election, Series B                               1,560,000     1,626,706
   State of California, General Obligation Bonds                                      1,500,000     1,520,535
                                                                                                  -----------
                                                                                                   31,956,536
                                                                                                  -----------
Colorado (5.4%)
   Arapahoe County School District # 6, Colorado, Littleton Public Schools General
      Obligation Improvement Bonds, Series 1995A                                      2,000,000     2,164,900
   Cherry Creek School District No. 5, (Arapahoe County, Colorado), General
      Obligation Bonds, Series 1999                                                   2,000,000     2,216,220
   Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
      General Obligation Bonds, Series 1996                                           2,540,000     2,743,810
   St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997       3,135,000     3,292,063
   City of Boulder, Colorado, Open Space Acquisition Refunding Bonds,
      Series 1999                                                                     1,855,000     1,965,706
   School District Number 12 Adams County, Colorado, (Adams 12 Five Star
      Schools), General Obligation Bonds, Series 2001A                                3,000,000     3,262,470
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                 1,135,000     1,243,654
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                              1,365,000     1,473,763
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                 1,170,000     1,275,674
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                              1,530,000     1,631,470
   Boulder Valley School District RE 2, Boulder and Gilpin Counties, Colorado,
      General Obligation Bonds, Series 1999                                           2,000,000     2,020,620
                                                                                                  -----------
                                                                                                   23,290,350
                                                                                                  -----------
Connecticut (1.7%)
   State of Connecticut, General Obligation Bonds                                     5,000,000     5,484,000
   Clinton, Connecticut, General Obligation Unlimited (a)                               390,000       406,552
   Clinton, Connecticut, General Obligation Unlimited (a)                               600,000       622,698
   University of Connecticut, General Obligation Bonds                                  900,000       941,526
                                                                                                  -----------
                                                                                                    7,454,776
                                                                                                  -----------
Delaware (0.5%)
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded
      to 12-1-2004 @ 100)                                                             1,125,000     1,151,539
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded
      to 12-1-2004 @ 100)                                                             1,125,000     1,151,539
                                                                                                  -----------
                                                                                                    2,303,078
                                                                                                  -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Florida (1.7%)
   State of Florida, State Board of Education, Public Education Capital Outlay
      Refunding Bonds, 1995 Series C                                                    5.125%   06/01/2008      Aa2
   State of Florida, State Board of Education, Public Education Capital Outlay,
      Refunding Bonds, 1999 Series B                                                    5.500%   06/01/2016      Aa2

Georgia (6.1%)
   Forsyth County School District, Georgia, General Obligation Bonds, Series 1995
      (Prerefunded to 7-1-2005 @ 102)                                                   5.050%   07/01/2007      Aaa
   State of Georgia, General Obligation Bonds, Series 1996C                             6.250%   08/01/2009      Aaa
   State of Georgia, General Obligation Bonds, Series 1995C                             5.700%   07/01/2011      Aaa
   Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998                5.000%   08/01/2011      Aaa
   State of Georgia, General Obligation Bonds, Series 1995B                             5.750%   03/01/2012      Aaa
   State of Georgia, General Obligation Bonds, Series 1997A                             6.250%   04/01/2012      Aaa
   State of Georgia, General Obligation Bonds, Series B                                 5.125%   05/01/2014      Aaa

Hawaii (1.8%)
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A         5.400%   09/01/2009      Aaa
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A
      (Prerefunded to 9-1-2008 @ 100)                                                   5.400%   09/01/2009      Aaa
   State of Hawaii, General Obligation Bonds of 1992, Series BW                         6.375%   03/01/2011      Aa3

Idaho (0.8%)
   Joint School District No. 2, Ada & Canyon Counties, Idaho, General Obligation
      School Bonds, Series 1994                                                         5.000%   07/30/2004      Aa2
   Canyon County Idaho, School District 131, Nampa, General Obligation Bonds            4.750%   08/15/2018      Aaa

Illinois (5.6%)
   State of Illinois, General Obligation Bonds, Series of September 1996                5.450%   09/01/2009      Aaa
   Forest Preserve District of Kane County, Kane County, Illinois, General Obligation
      Bonds, Series 1999                                                                5.000%   12/30/2011      Aa3
   School District Number 112 (North Shore), Lake County, Illinois, Refunding
      School Bonds, Series 2002                                                         5.750%   12/01/2012      Aa1
   Lake County Forest Preserve District, Lake County, Illinois, General Obligation
      Land Acquisition and Development Bonds, Series 2000                               5.000%   12/15/2012      Aaa
   State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001    5.375%   04/01/2013      Aaa
   DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997
      (Prerefunded to 10-1-2008 @ 100)                                                  4.900%   10/01/2013      Aaa
   Community Unit School District Number 200, DuPage County, Illinois (Wheaton-
      Warrenville), General Obligation School Building Bonds, Series 1999               5.050%   02/01/2015      Aaa
   Community Unit School District Number 308, Kendall, Kane and Will Counties,
      Illinois, General Obligation School Bonds, Series 2003C                           5.000%   10/01/2015      Aaa
   Community Unit School District Number 308, Kendall, Kane and Will Counties,
      Illinois, General Obligation School Bonds, Series 2003C                           5.000%   10/01/2016      Aaa

                                                                                         Principal
                                                                                          amount        Value
                                                                                        ----------   -----------
Long-term Municipal Bonds (Cont.)

Florida (1.7%)
   State of Florida, State Board of Education, Public Education Capital Outlay
      Refunding Bonds, 1995 Series C                                                    $2,000,000   $ 2,074,980
   State of Florida, State Board of Education, Public Education Capital Outlay,
      Refunding Bonds, 1999 Series B                                                     4,910,000     5,320,869
                                                                                                     -----------
                                                                                                       7,395,849
                                                                                                     -----------
Georgia (6.1%)
   Forsyth County School District, Georgia, General Obligation Bonds, Series 1995
      (Prerefunded to 7-1-2005 @ 102)                                                    3,215,000     3,399,091
   State of Georgia, General Obligation Bonds, Series 1996C                              3,590,000     4,109,796
   State of Georgia, General Obligation Bonds, Series 1995C                              2,000,000     2,269,840
   Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998                 4,000,000     4,320,480
   State of Georgia, General Obligation Bonds, Series 1995B                              3,000,000     3,415,560
   State of Georgia, General Obligation Bonds, Series 1997A                              3,000,000     3,520,770
   State of Georgia, General Obligation Bonds, Series B                                  5,000,000     5,403,550
                                                                                                     -----------
                                                                                                      26,439,087
                                                                                                     -----------
Hawaii (1.8%)
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A          1,775,000     1,914,480
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A
      (Prerefunded to 9-1-2008 @ 100)                                                    2,225,000     2,449,280
   State of Hawaii, General Obligation Bonds of 1992, Series BW                          3,000,000     3,506,280
                                                                                                     -----------
                                                                                                       7,870,040
                                                                                                     -----------
Idaho (0.8%)
   Joint School District No. 2, Ada & Canyon Counties, Idaho, General Obligation
      School Bonds, Series 1994                                                          1,540,000     1,549,301
   Canyon County Idaho, School District 131, Nampa, General Obligation Bonds             1,690,000     1,723,158
                                                                                                     -----------
                                                                                                       3,272,459
                                                                                                     -----------
Illinois (5.6%)
   State of Illinois, General Obligation Bonds, Series of September 1996                 4,000,000     4,375,000
   Forest Preserve District of Kane County, Kane County, Illinois, General Obligation
      Bonds, Series 1999                                                                 2,500,000     2,706,800
   School District Number 112 (North Shore), Lake County, Illinois, Refunding
      School Bonds, Series 2002                                                          3,750,000     4,245,750
   Lake County Forest Preserve District, Lake County, Illinois, General Obligation
      Land Acquisition and Development Bonds, Series 2000                                2,000,000     2,130,400
   State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001     2,000,000     2,211,200
   DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997
      (Prerefunded to 10-1-2008 @ 100)                                                   3,785,000     4,013,084
   Community Unit School District Number 200, DuPage County, Illinois (Wheaton-
      Warrenville), General Obligation School Building Bonds, Series 1999                2,195,000     2,264,735
   Community Unit School District Number 308, Kendall, Kane and Will Counties,
      Illinois, General Obligation School Bonds, Series 2003C                            1,045,000     1,102,642
   Community Unit School District Number 308, Kendall, Kane and Will Counties,
      Illinois, General Obligation School Bonds, Series 2003C                            1,100,000     1,154,626
                                                                                                     -----------
                                                                                                      24,204,237
                                                                                                     -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Indiana (1.7%)
   Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding
      Bonds, Series 1996B                                                               4.850%   07/15/2006      Aaa
   Eagle-Union Community Schools Building Corporation, Boone County, Indiana,
      1st Mortgage Refunding Bonds, Series 1999                                         4.875%   07/05/2015      Aaa
   Highland School Building Corporation, Lake County, Indiana, First Mortgage
      Refunding Bonds, Series 2003                                                      5.000%   07/10/2016      Aaa

Iowa (0.8%)
   Polk County, Iowa, Essential County Purpose General Obligation Bonds,
      Series 2001                                                                       5.000%   06/01/2014      Aaa

Kansas (1.7%)
   Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden)
      General Obligation Refunding Bonds, Series 2001                                   5.000%   11/01/2014      Aaa
   Kansas Development Finance Authority, Kansas Water Pollution Control
      Revolving Fund Revenue Bonds                                                      5.500%   05/01/2015      Aaa
   City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999          4.000%   10/01/2017      Aaa
   Derby Kansas Refunded Water Systems, Series a                                        5.000%   12/01/2017      Aaa

Kentucky (1.5%)
   Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of
      Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A                  5.500%   05/15/2009      Aaa
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A         4.600%   12/01/2013      Aa2
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A         4.700%   12/01/2014      Aa2

Louisiana (2.2%)
   State of Louisiana, General Obligation Bonds, Series 1997 A                          5.375%   04/15/2011      Aaa
   State of Louisiana, General Obligation Bonds, Series 2003 A                          5.000%   05/01/2018      Aaa

Maryland (1.5%)
   Montgomery County, Maryland, General Obligation Consolidated Public
      Improvement, 1998 Series A                                                        4.875%   05/01/2013      Aaa
   State of Maryland, General Obligation Bonds, State and Local Facilities Loan of
      2002, Second Series                                                               5.500%   08/01/2014      Aaa
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                          5.000%   09/01/2014      Aaa

Massachusetts (1.6%)
   Massachusetts Bay Transportation Authority, General Transportation System
      Bonds, Series C                                                                   5.500%   03/01/2013      Aaa
   Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)         5.000%   11/15/2016      Aa2
   The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated
      Loan of 2003, Series C                                                            5.250%   08/01/2017      Aa2

                                                                                         Principal
                                                                                          amount        Value
                                                                                        ----------   ----------
Long-term Municipal Bonds (Cont.)

Indiana (1.7%)
   Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding
      Bonds, Series 1996B                                                               $2,125,000   $2,233,715
   Eagle-Union Community Schools Building Corporation, Boone County, Indiana,
      1st Mortgage Refunding Bonds, Series 1999                                          2,325,000    2,391,286
   Highland School Building Corporation, Lake County, Indiana, First Mortgage
      Refunding Bonds, Series 2003                                                       2,635,000    2,763,245
                                                                                                     ----------
                                                                                                      7,388,246
                                                                                                     ----------

Iowa (0.8%)
   Polk County, Iowa, Essential County Purpose General Obligation Bonds,
      Series 2001                                                                        3,325,000    3,513,195
                                                                                                     ----------

Kansas (1.7%)
   Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden)
      General Obligation Refunding Bonds, Series 2001                                    2,790,000    2,956,479
   Kansas Development Finance Authority, Kansas Water Pollution Control
      Revolving Fund Revenue Bonds                                                       2,000,000    2,243,640
   City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999           1,400,000    1,339,436
   Derby Kansas Refunded Water Systems, Series a                                           670,000      700,619
                                                                                                     ----------
                                                                                                      7,240,174
                                                                                                     ----------

Kentucky (1.5%)
   Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of
      Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A                   2,720,000    2,998,229
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A          1,665,000    1,741,257
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A          1,745,000    1,820,593
                                                                                                     ----------
                                                                                                      6,560,079
                                                                                                     ----------

Louisiana (2.2%)
   State of Louisiana, General Obligation Bonds, Series 1997 A                           5,000,000    5,430,900
   State of Louisiana, General Obligation Bonds, Series 2003 A                           4,000,000    4,176,200
                                                                                                     ----------
                                                                                                      9,607,100
                                                                                                     ----------

Maryland (1.5%)
   Montgomery County, Maryland, General Obligation Consolidated Public
      Improvement, 1998 Series A                                                         3,410,000    3,584,081
   State of Maryland, General Obligation Bonds, State and Local Facilities Loan of
      2002, Second Series                                                                1,295,000    1,464,606
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                           1,250,000    1,347,250
                                                                                                     ----------
                                                                                                      6,395,937
                                                                                                     ----------

Massachusetts (1.6%)
   Massachusetts Bay Transportation Authority, General Transportation System
      Bonds, Series C                                                                      125,000      139,240
   Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)          1,135,000    1,193,816
   The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated
      Loan of 2003, Series C                                                             5,000,000    5,491,250
                                                                                                     ----------
                                                                                                      6,824,306
                                                                                                     ----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                            Rating
                                                                                     Coupon    Maturity    (Moody's
                                                                                      rate       date       or S&P)
                                                                                     ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Michigan (3.2%)
   State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program,
      Series 1999A                                                                   5.500%   11/01/2009      Aa1
   Lake Orion Community School District, County of Oakland, State of Michigan,
      2000 School Building and Site Bonds, (General Obligation - Unlimited Tax),
      Series A (Prerefunded to 5-1-2010 @ 100)                                       5.550%   05/01/2011      Aaa
   Northville Public Schools, Michigan, 1997 General Obligation School Building &
      Site & Refunding                                                               5.100%   05/01/2011      Aaa
   Clarkston Community Schools, County of Oakland, State of Michigan, 1998
      Refunding Bonds (General Obligation-Unlimited Tax)                             4.850%   05/01/2012      Aaa
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                             4.850%   05/01/2015      Aaa
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                             4.900%   05/01/2016      Aaa

Minnesota (1.1%)
   Wayzata Independent School District #284, Minnesota, General Obligation
      School Building Refunding, Series 1998A                                        5.000%   02/01/2012      Aa2
   Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota,
      General Obligation, Alternative Facility Bonds, Series 2004A                   4.000%   02/01/2017      Aaa

Mississippi (1.0%)
   State of Mississippi, General Obligation Refunding Bonds, Series 2001             5.500%   09/01/2013      Aa3
   State of Mississippi, General Obligation Refunding Bonds, Series 2002A            5.500%   12/01/2015      Aa3

Missouri (1.1%)
   The School District of St. Joseph, (St. Joseph, Missouri), General Obligation
      School Building Bonds, Series 2000, (Missouri Direct Deposit Program)          5.450%   03/01/2011      AA+
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2001                                                                  5.125%   02/01/2016      Aa2

Nebraska (3.3%)
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1993
      Series B                                                                       5.100%   02/01/2005      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992
      Series B (Escrowed to maturity)                                                6.150%   02/01/2012      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002,
      Series B                                                                       5.000%   02/01/2013      Aa2
   Nebraska Public Power District Revenue Series A                                   5.000%   01/01/2017      Aaa

                                                                                      Principal
                                                                                        amount        Value
                                                                                     -----------   -----------
Long-term Municipal Bonds (Cont.)

Michigan (3.2%)
   State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program,
      Series 1999A                                                                    $3,140,000   $ 3,479,026
   Lake Orion Community School District, County of Oakland, State of Michigan,
      2000 School Building and Site Bonds, (General Obligation - Unlimited Tax),
      Series A (Prerefunded to 5-1-2010 @ 100)                                         2,500,000     2,791,225
   Northville Public Schools, Michigan, 1997 General Obligation School Building &
      Site & Refunding                                                                 3,800,000     4,055,778
   Clarkston Community Schools, County of Oakland, State of Michigan, 1998
      Refunding Bonds (General Obligation-Unlimited Tax)                               1,500,000     1,576,170
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                               1,000,000     1,038,080
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                               1,000,000     1,036,680
                                                                                                   -----------
                                                                                                    13,976,959
Minnesota (1.1%)                                                                                   -----------
   Wayzata Independent School District #284, Minnesota, General Obligation
      School Building Refunding, Series 1998A                                          3,000,000     3,173,520
   Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota,
      General Obligation, Alternative Facility Bonds, Series 2004A                     1,765,000     1,681,639
                                                                                                   -----------
                                                                                                     4,855,159
                                                                                                   -----------
Mississippi (1.0%)
   State of Mississippi, General Obligation Refunding Bonds, Series 2001               2,000,000     2,227,300
   State of Mississippi, General Obligation Refunding Bonds, Series 2002A              2,000,000     2,230,700
                                                                                                   -----------
                                                                                                     4,458,000
                                                                                                   -----------
Missouri (1.1%)
   The School District of St. Joseph, (St. Joseph, Missouri), General Obligation
      School Building Bonds, Series 2000, (Missouri Direct Deposit Program)            1,375,000     1,527,460
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2001                                                                    3,000,000     3,168,210
                                                                                                   -----------
                                                                                                     4,695,670
                                                                                                   -----------
Nebraska (3.3%)
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1993
      Series B                                                                         1,500,000     1,535,355
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992
      Series B (Escrowed to maturity)                                                  6,000,000     6,841,380
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002,
      Series B                                                                         2,500,000     2,688,650
   Nebraska Public Power District Revenue Series A                                     3,000,000     3,111,450
                                                                                                   -----------
                                                                                                    14,176,835
                                                                                                   -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                  (Unaudited)

                                                                                                             Rating
                                                                                      Coupon    Maturity    (Moody's
                                                                                       rate       date       or S&P)
                                                                                      ------   ----------   --------
Long-term Municipal Bonds (Cont.)

New Hampshire (0.7%)
   City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue
      Bonds, Series 2003                                                              5.000%   12/01/2017      Aa2

New Jersey (1.8%)
   State of New Jersey, General Obligation Bonds, Various Purpose                     5.250%   08/01/2014      Aa2

New York (0.5%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                            5.000%   06/15/2016      Aa2

North Carolina (1.7%)
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                    5.000%   06/01/2007      Aa2
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                    5.100%   06/01/2008      Aa2
   County of Wake, North Carolina, General Obligation School Bonds, Series 1997       4.900%   03/01/2009      Aaa

North Dakota (0.8%)
   North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds,
      Series 2003 B                                                                   5.000%   10/01/2016      Aaa
   North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds,
      Series 2003 B                                                                   5.000%   10/01/2017      Aaa

Ohio (5.5%)
   Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School
      Improvement Bonds, Series 2000                                                  5.300%   12/01/2010      Aa2
   State of Ohio, Higher Education Capital Facilities, General Obligation Bonds,
      Series 2000A                                                                    5.250%   02/01/2011      Aa1
   State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement
      Bonds, Series 1997 (Prerefunded to 8-1-2007 @ 101)                              5.350%   08/01/2012      Aa1
   Lakota Local School District, County of Butler, Ohio, General Obligation
      Unlimited Tax School Improvement and Refunding Bonds, Series 2001               5.250%   12/01/2013      Aaa
   Mason City School District, Counties of Warren and Butler, Ohio, School
      Improvement Unlimited Tax General Obligation Bonds, Series 2001                 5.000%   12/01/2013      Aa2
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer District
      Improvement Bonds, Series 1999                                                  4.900%   12/01/2015      Aaa
   City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003                  5.000%   12/01/2016      Aa2
   Ohio State University (A State University of Ohio) General Receipts Bonds,
      Series 2002 A                                                                   5.250%   12/01/2016      Aa2

Oklahoma (0.9%)
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993           5.300%   08/01/2005      Aa2
   City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999                     5.250%   12/01/2009      Aa2

Oregon (4.7%)
   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A              5.000%   06/01/2011      Aaa

                                                                                       Principal
                                                                                        amount        Value
                                                                                      ----------   -----------
Long-term Municipal Bonds (Cont.)

New Hampshire (0.7%)
   City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue
      Bonds, Series 2003                                                              $2,620,000   $ 2,736,407
                                                                                                   -----------
New Jersey (1.8%)
   State of New Jersey, General Obligation Bonds, Various Purpose                      7,000,000     7,678,790
                                                                                                   -----------
New York (0.5%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                             2,000,000     2,084,820
                                                                                                   -----------
North Carolina (1.7%)
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                     1,325,000     1,396,444
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                     1,665,000     1,756,409
   County of Wake, North Carolina, General Obligation School Bonds, Series 1997        4,000,000     4,242,000
                                                                                                   -----------
                                                                                                     7,394,853
                                                                                                   -----------
North Dakota (0.8%)
   North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds,
      Series 2003 B                                                                    2,115,000     2,220,031
   North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds,
      Series 2003 B                                                                    1,225,000     1,281,999
                                                                                                   -----------
                                                                                                     3,502,030
                                                                                                   -----------
Ohio (5.5%)
   Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School
      Improvement Bonds, Series 2000                                                   2,000,000     2,205,020
   State of Ohio, Higher Education Capital Facilities, General Obligation Bonds,
      Series 2000A                                                                     2,000,000     2,192,960
   State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement
      Bonds, Series 1997 (Prerefunded to 8-1-2007 @ 101)                               5,000,000     5,481,400
   Lakota Local School District, County of Butler, Ohio, General Obligation
      Unlimited Tax School Improvement and Refunding Bonds, Series 2001                2,780,000     3,007,877
   Mason City School District, Counties of Warren and Butler, Ohio, School
      Improvement Unlimited Tax General Obligation Bonds, Series 2001                  2,000,000     2,125,900
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer District
      Improvement Bonds, Series 1999                                                   1,970,000     2,044,072
   City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003                   1,140,000     1,189,134
   Ohio State University (A State University of Ohio) General Receipts Bonds,
      Series 2002 A                                                                    5,095,000     5,444,975
                                                                                                   -----------
                                                                                                    23,691,338
                                                                                                   -----------
Oklahoma (0.9%)
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993            2,000,000     2,083,560
   City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999                      1,680,000     1,842,170
                                                                                                   -----------
                                                                                                     3,925,730
                                                                                                   -----------
Oregon (4.7%)
   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A               4,000,000     4,268,880

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                            Rating
                                                                                     Coupon    Maturity    (Moody's
                                                                                      rate       date       or S&P)
                                                                                     ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Oregon (Cont.)
   Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
      Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 6-1-2006
      @ 100)                                                                         5.550%   06/01/2011      Aa3
   Deschutes County, Oregon, Administrative School District Number 1 (Bend-La
      Pine) General Obligation Bonds, Series 2001A                                   5.500%   06/15/2014      Aaa
   Gresham-Barlow School District 10, Multnomah and Clackamas Counties,
      Oregon, General Obligation Bonds, Series 2001                                  5.500%   06/15/2014      Aaa
   Newberg School District Number 29J, Yamhill, Clackamas and Washington
      Counties, Oregon, General Obligation Bonds, Series 2002                        5.250%   06/15/2015      Aaa
   Reynolds School District 7, Multnomah County, Oregon, General Obligation
      Refunding Bonds Series 2000                                                    5.000%   06/15/2015      Aaa
   Clackamas County Oregon, School District 62, Oregon City                          5.000%   06/15/2018      Aaa

Pennsylvania (1.0%)
   Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001      5.000%   01/15/2013      Aa2
   Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer
      Revenue Bonds, Series 2004                                                     5.000%   11/01/2017      Aaa
   Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer
      Revenue Bonds, Series 2004                                                     5.000%   11/01/2018      Aaa

South Carolina (3.0%)
   Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT)
      (Escrowed to maturity)                                                         5.400%   06/01/2005      Aa1
   State of South Carolina, General Obligation State Highway Bonds, Series 1995      5.100%   08/01/2008      Aaa
   State of South Carolina, General Obligation State Highway Bonds, Series 1995      5.250%   08/01/2009      Aaa
   City of Columbia, South Carolina, Waterworks and Sewer System Revenue
      Bonds, Series 1999                                                             5.500%   02/01/2010      Aa2
   School District Number 1 of Richland County, South Carolina, General Obligation
      Bonds, Series 1999                                                             5.500%   03/01/2010      Aa1
   South Carolina Transportation, Infrastructure Revenue Series A                    4.500%   10/01/2014      Aaa

South Dakota (1.1%)
   South Dakota, Housing Development Authority Homeownership Mortgage Bonds,
      2001 Series D and 2001 Series E                                                5.000%   05/01/2014      Aa1

Tennessee (3.8%)
   Nashville & Davidson County, Tennessee, General Obligation Refunding
      Bonds of 1993                                                                  5.000%   05/15/2005      Aa2
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1996                                                             5.250%   01/01/2008      Aaa
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                   5.000%   03/01/2012      Aa1
   Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose
      Refunding Bonds, Series 2002                                                   5.000%   11/15/2013      Aa2


                                                                                      Principal
                                                                                       amount        Value
                                                                                     ----------   -----------
Long-term Municipal Bonds (Cont.)

Oregon (Cont.)
   Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
      Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 6-1-2006
      @ 100)                                                                         $2,000,000   $ 2,136,920
   Deschutes County, Oregon, Administrative School District Number 1 (Bend-La
      Pine) General Obligation Bonds, Series 2001A                                    3,500,000     3,812,410
   Gresham-Barlow School District 10, Multnomah and Clackamas Counties,
      Oregon, General Obligation Bonds, Series 2001                                   1,980,000     2,156,735
   Newberg School District Number 29J, Yamhill, Clackamas and Washington
      Counties, Oregon, General Obligation Bonds, Series 2002                         3,640,000     3,955,806
   Reynolds School District 7, Multnomah County, Oregon, General Obligation
      Refunding Bonds Series 2000                                                     2,135,000     2,289,681
   Clackamas County Oregon, School District 62, Oregon City                           1,625,000     1,690,634
                                                                                                  -----------
                                                                                                   20,311,066
                                                                                                  -----------
Pennsylvania (1.0%)
   Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001       2,000,000     2,153,480
   Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer
      Revenue Bonds, Series 2004                                                      1,030,000     1,081,603
   Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer
      Revenue Bonds, Series 2004                                                      1,000,000     1,041,600
                                                                                                  -----------
                                                                                                    4,276,683
                                                                                                  -----------
South Carolina (3.0%)
   Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT)
      (Escrowed to maturity)                                                          1,625,000     1,686,994
   State of South Carolina, General Obligation State Highway Bonds, Series 1995       1,700,000     1,789,114
   State of South Carolina, General Obligation State Highway Bonds, Series 1995       1,700,000     1,799,331
   City of Columbia, South Carolina, Waterworks and Sewer System Revenue
      Bonds, Series 1999                                                              2,675,000     2,961,492
   School District Number 1 of Richland County, South Carolina, General Obligation
      Bonds, Series 1999                                                              1,800,000     1,996,362
   South Carolina Transportation, Infrastructure Revenue Series A                     2,750,000     2,811,820
                                                                                                  -----------
                                                                                                   13,045,113
                                                                                                  -----------
South Dakota (1.1%)
   South Dakota, Housing Development Authority Homeownership Mortgage Bonds,
      2001 Series D and 2001 Series E                                                 4,680,000     4,790,354
                                                                                                  -----------
Tennessee (3.8%)
   Nashville & Davidson County, Tennessee, General Obligation Refunding
      Bonds of 1993                                                                   1,800,000     1,858,500
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1996                                                              4,500,000     4,850,460
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                    2,435,000     2,631,359
   Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose
      Refunding Bonds, Series 2002                                                    3,970,000     4,240,476

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                   (Unaudited)

                                                                                                             Rating
                                                                                     Coupon    Maturity     (Moody's
                                                                                      rate       date       or S&P)
                                                                                     ------   ----------   ---------
Long-term Municipal Bonds (Cont.)

Tennessee (Cont.)
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                   5.000%   03/01/2014      Aa1



Texas (4.3%)
   Carrollton-Farmers Branch Independent School District (Dallas and Denton
      Counties, Texas) School Building Unlimited Tax Bonds, Series 1996
      (Prerefunded to 2-15-2006 @ 100)                                               5.200%   02/15/2008      Aaa
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                               5.375%   02/15/2008      Aaa
   State of Texas, Public Finance Authority, General Obligation Refunding Bonds,
      Series 1996B (Prerefunded to 10-1-2006 @ 100)                                  5.400%   10/01/2008      Aa1
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                               5.500%   02/15/2009      Aaa
   Fort Worth Independent School District (Tarrant County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                               5.500%   02/15/2010      Aaa
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New
      Series 2000A (Prerefunded to 2-1-2010 @ 100)                                   5.750%   02/01/2012      Aa1
   McKinney Independent School District (Collin County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                               5.125%   02/15/2012      Aaa
   Round Rock Independent School District, Williamson and Travis Counties, Texas,
      Unlimited Tax School Building and Refunding Bonds, Series 1999                 4.750%   08/01/2015      Aaa

Utah (1.0%)
   Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded
      to 12-15-2005 @ 100)                                                           5.000%   12/15/2007      Aaa
   City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999   5.250%   03/01/2009      Aaa

Virginia (1.5%)
   Virginia Housing Development Authority, Commonwealth Mortgage Bonds               5.350%   01/01/2013      Aaa
   Virginia Public School Authority, School Financing Bonds (1997 Resolution),
      Series 2001A                                                                   5.000%   08/01/2014      Aa1
   Virginia Public School Authority, School Financing Bonds, (1997 Resolution)
      Series 1999A                                                                   5.000%   08/01/2016      Aaa

Washington (3.4%)
   Lakewood School District No. 306, Snohomish County, Washington, Unlimited
      Tax General Obligation Bonds, 2000                                             5.550%   12/01/2010      Aa1
   State of Washington, General Obligation Bonds, Series 1993A                       5.750%   10/01/2012      Aa1
   State of Washington, General Obligation Bonds, Series 1993A                       5.750%   10/01/2012      Aa1
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                    4.600%   06/01/2013      Aaa
   Seattle, Washington, Water System Revenue 1998                                    5.000%   10/01/2013      Aa2
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                    4.650%   06/01/2014      Aaa
   Public Utility District 1, Douglas County, Washington, Electric Distribution
      System, Revenue and Refunding Bonds, Series 2004                               5.000%   12/01/2017      Aaa


                                                                                      Principal
                                                                                       amount        Value
                                                                                     ----------   -----------
Long-term Municipal Bonds (Cont.)

Tennessee (Cont.)
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                   $2,705,000   $ 2,913,447
                                                                                                  -----------
                                                                                                   16,494,242
                                                                                                  -----------
Texas (4.3%)
   Carrollton-Farmers Branch Independent School District (Dallas and Denton
      Counties, Texas) School Building Unlimited Tax Bonds, Series 1996
      (Prerefunded to 2-15-2006 @ 100)                                                2,355,000     2,479,061
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                1,000,000     1,083,640
   State of Texas, Public Finance Authority, General Obligation Refunding Bonds,
      Series 1996B (Prerefunded to 10-1-2006 @ 100)                                   3,000,000     3,218,010
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                2,455,000     2,691,883
   Fort Worth Independent School District (Tarrant County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                3,000,000     3,310,230
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New
      Series 2000A (Prerefunded to 2-1-2010 @ 100)                                    2,000,000     2,233,540
   McKinney Independent School District (Collin County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                2,115,000     2,270,347
   Round Rock Independent School District, Williamson and Travis Counties, Texas,
      Unlimited Tax School Building and Refunding Bonds, Series 1999                  1,250,000     1,279,975
                                                                                                  -----------
                                                                                                   18,566,686
                                                                                                  -----------
Utah (1.0%)
   Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded
      to 12-15-2005 @ 100)                                                            2,780,000     2,916,526
   City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999    1,300,000     1,411,774
                                                                                                  -----------
                                                                                                    4,328,300
                                                                                                  -----------
Virginia (1.5%)
   Virginia Housing Development Authority, Commonwealth Mortgage Bonds                2,885,000     2,976,887
   Virginia Public School Authority, School Financing Bonds (1997 Resolution),
      Series 2001A                                                                    2,000,000     2,135,920
   Virginia Public School Authority, School Financing Bonds, (1997 Resolution)
      Series 1999A                                                                    1,350,000     1,418,405
                                                                                                  -----------
                                                                                                    6,531,212
                                                                                                  -----------
Washington (3.4%)
   Lakewood School District No. 306, Snohomish County, Washington, Unlimited
      Tax General Obligation Bonds, 2000                                              2,035,000     2,261,679
   State of Washington, General Obligation Bonds, Series 1993A                           65,000        72,617
   State of Washington, General Obligation Bonds, Series 1993A                        4,435,000     5,007,824
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                     1,000,000     1,022,320
   Seattle, Washington, Water System Revenue 1998                                     2,495,000     2,642,280
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                     2,055,000     2,094,744
   Public Utility District 1, Douglas County, Washington, Electric Distribution
      System, Revenue and Refunding Bonds, Series 2004                                  705,000       732,213

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                                  May 31, 2004
                                  (Unaudited)

                                                                                             Rating
                                                                      Coupon    Maturity    (Moody's    Principal
                                                                       rate       date       or S&P)     amount         Value
                                                                      ------   ----------   --------   ----------   ------------
Long-term Municipal Bonds (Cont.)

Washington (Cont.)
   Public Utility District 1, Douglas County, Washington, Electric
      Distribution System, Revenue and Refunding Bonds, Series 2004   5.000%   12/01/2018      Aaa     $  740,000   $    762,784
                                                                                                                    ------------
                                                                                                                      14,596,461
                                                                                                                    ------------
West Virginia (0.6%)
   State of West Virginia, State Road General Obligation Bonds,
      Series 1998                                                     5.000%   06/01/2013      Aaa      2,540,000      2,689,327
                                                                                                                    ------------
Wisconsin (2.9%)
   State of Wisconsin, General Obligation Bonds of 1995,
      Series A (Prerefunded to 5-1-2005 @ 100)                        6.000%   05/01/2008      Aaa      2,000,000      2,080,740
   State of Wisconsin, General Obligation Refunding Bonds of 1993,
      Series 2                                                        5.125%   11/01/2010      Aa3      2,500,000      2,714,825
   Dane County, Wisconsin, General Obligation Refunding Bonds,
      Series 1998B                                                    4.800%   03/01/2012      Aaa      2,180,000      2,291,834
   Dane County, Wisconsin, General Obligation Refunding Bonds,
      Series 1998B                                                    4.800%   03/01/2013      Aaa      2,220,000      2,321,942
   City of Appleton, Outagamie, Winnebago, and Calumet Counties,
      Wisconsin, Water System Revenue Refunding Bonds, Series 2001    5.375%   01/01/2016      Aaa      2,985,000      3,208,786
                                                                                                                    ------------
                                                                                                                      12,618,127
                                                                                                                    ------------
Total Long-term Municipal Bonds (b)
   (cost $408,452,302)                                                                                               428,179,339
                                                                                                                    ------------

                                                         Shares         Value
                                                        ---------   ------------
Short-term Investments (0.5%)

   JP Morgan Vista Treasury Plus Money Market Fund      2,153,090   $  2,153,090
                                                                    ------------
Total Short-term Investments
   (cost $2,153,090)                                                   2,153,090
                                                                    ------------
TOTAL INVESTMENTS (99.5%)
   (cost $410,605,392)                                               430,332,429

OTHER ASSETS, NET OF LIABILITIES (0.5%)                                2,158,259
                                                                    ------------
NET ASSETS (100.0%)                                                 $432,490,688
                                                                    ============


(a) Securities purchased on a "when issued" basis.
(b) Long-term Municipal Bonds consisted of 18.91% Advanced Refund Bonds, 58.91% General Obligation Bonds and 22.18% Municipal Revenue Bonds.

                See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2004
                                   (Unaudited)

                                                                                                                    Municipal Bond
                                                                      Growth Fund    Balanced Fund   Interim Fund        Fund
                                                                    --------------   -------------   ------------   --------------
Assets
   Investments in securities

      At identified cost                                            $1,436,662,341     664,825,785    200,860,339     410,605,392
                                                                    ==============   =============    ===========     ===========
      At Value                                                      $2,753,498,239   1,005,814,193    203,983,852     430,332,429
   Receivable for:
      Dividends and interest                                             6,650,952       6,582,827      1,585,850       6,460,173
      Shares of the Fund sold                                            5,451,995       1,201,114        333,233         452,458
   Prepaid expenses                                                         16,976           7,966          1,715           3,195
                                                                    --------------   -------------    -----------     -----------
      Total assets                                                   2,765,618,162   1,013,606,100    205,904,650     437,248,255
                                                                    --------------   -------------    -----------     -----------
Liabilities and Net Assets
   Distributions to shareowners                                                 --              --      1,163,335       3,084,136
   Payable for:
      Shares of the Fund redeemed                                          613,961         475,494         57,088         498,706
      Securities purchased                                                      --              --             --       1,010,745
      Manager                                                              793,794         324,729         85,388         156,439
   Accrued liabilities                                                      30,429          21,865         12,726           7,541
                                                                    --------------   -------------    -----------     -----------
      Total liabilities                                                  1,438,184         822,088      1,318,537       4,757,567
                                                                    --------------   -------------    -----------     -----------
   Net assets applicable to shares outstanding of common stock      $2,764,179,978   1,012,784,012    204,586,113     432,490,688
                                                                    --------------   -------------    -----------     -----------
   Fund shares outstanding                                              60,751,093      20,808,824     20,717,339      50,543,073
   Net asset value, offering price and redemption price per share   $        45.50           48.67           9.88            8.56
                                                                    ==============   =============    ===========     ===========
Analysis of Net Assets
   Paid in capital                                                  $1,471,404,543     664,555,697    209,210,038     412,699,485
   Accumulated net realized gain (loss)                                (45,517,174)     (4,516,908)    (7,747,438)         64,166
   Net unrealized appreciation                                       1,316,833,796     340,988,406      3,123,513      19,727,037
   Undistributed net investment income                                  21,458,813      11,756,817             --              --
                                                                    --------------   -------------    -----------     -----------
   Net assets applicable to shares outstanding                      $2,764,179,978   1,012,784,012    204,586,113     432,490,688
                                                                    ==============   =============    ===========     ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                            STATEMENTS OF OPERATIONS
                          Six Months Ended May 31, 2004
                                   (Unaudited)

                                                                                                            Municipal Bond
                                                               Growth Fund   Balanced Fund   Interim Fund        Fund
                                                              ------------   -------------   ------------   --------------
Investment Income:
   Dividends                                                  $ 25,201,045      5,976,272             --              --
   Interest                                                        313,747      9,652,270      3,959,804          20,188
   Tax-exempt interest                                                  --             --             --       9,823,731
                                                              ------------     ----------     ----------     -----------
                                                                25,514,792     15,628,542      3,959,804       9,843,919
   Less: foreign withholding taxes                                 398,175         92,534             --              --
                                                              ------------     ----------     ----------     -----------
      Total investment income                                   25,116,617     15,536,008      3,959,804       9,843,919

Expenses:
   Investment advisory and management fees                       1,413,075        565,029        141,232         254,254
   Reports to shareowners                                           42,121         17,930          8,012           5,951
   Professional fees                                                25,588         19,074         10,277          13,853
   Trustees' fees and expenses                                      28,476         10,704          2,491           4,922
   ICI dues                                                         15,011          5,696          1,484           2,717
   Registration fees                                                21,927         15,609         14,954          12,980
   Custodian fees                                                    7,552          4,427            510           1,147
   Fidelity bond expense                                             4,417          1,695            528             946
   Security evaluation fees                                          1,246          4,414            768          24,929
                                                              ------------     ----------     ----------     -----------
      Total expenses                                             1,559,413        644,578        180,256         321,699
                                                              ------------     ----------     ----------     -----------
Net investment income                                           23,557,204     14,891,430      3,779,548       9,522,220

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                982,210        393,710        181,866          64,166
   Change in net unrealized appreciation or depreciation on
      investments                                              133,385,298     28,997,479     (3,108,503)    (10,629,086)
                                                              ------------     ----------     ----------     -----------
Net realized and unrealized gain (loss) on investments         134,367,508     29,391,189     (2,926,637)    (10,564,920)
                                                              ------------     ----------     ----------     -----------
Net change in net assets resulting from operations            $157,924,712     44,282,619        852,911      (1,042,700)
                                                              ============     ==========     ==========     ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Growth Fund
                                                                                 ------------------------------
Six months ended May 31, 2004 (Unaudited) and the Year ended November 30, 2003        2004            2003
                                                                                 --------------   -------------
From operations:
   Net investment income                                                         $   23,557,204      41,555,549
   Net realized gain (loss)                                                             982,210      (1,797,460)
   Change in net unrealized appreciation or depreciation                            133,385,298     253,544,403
                                                                                 --------------   -------------
Net change in net assets resulting from operations                                  157,924,712     293,302,492
Undistributed net investment income included in price of shares issued
   and redeemed                                                                              --         395,841

Distributions to shareowners from and in excess of:
   Net investment income                                                            (22,319,858)    (38,321,473)
   Net realized gain                                                                         --              --
                                                                                 --------------   -------------
Total distributions to shareowners                                                  (22,319,858)    (38,321,473)

From Fund share transactions:
   Proceeds from shares sold                                                        152,653,209     249,585,788
   Reinvestment of distributions                                                     21,438,326      36,774,779
                                                                                 --------------   -------------
                                                                                    174,091,535     286,360,567
   Less payments for shares redeemed                                                116,703,522     198,294,443
                                                                                 --------------   -------------
Net increase (decrease) in net assets from Fund share transactions                   57,388,013      88,066,124
                                                                                 --------------   -------------
Total increase (decrease) in net assets                                             192,992,867     343,442,984
                                                                                 --------------   -------------
Net assets:
   Beginning of period                                                            2,571,187,111   2,227,744,127
                                                                                 --------------   -------------
   End of period*                                                                $2,764,179,978   2,571,187,111
                                                                                 ==============   =============
*Including undistributed net investment income                                       21,458,813      20,221,467
                                                                                 ==============   =============
Share Information
   Sold                                                                               3,370,860       6,471,448
   Issued in reinvestment of distributions                                              485,250         956,378
   Redeemed                                                                          (2,580,487)     (5,218,956)
                                                                                 --------------   -------------
Net increase (decrease)                                                               1,275,623       2,208,870
                                                                                 ==============   =============

                See accompanying notes to financial statements.

        Balanced Fund                Interim Fund            Municipal Bond Fund
---------------------------   -------------------------   -------------------------
     2004           2003          2004          2003          2004          2003
-------------   -----------   -----------   -----------   -----------   -----------
   14,891,430    27,539,532     3,779,548     9,061,207     9,522,220    19,384,999
      393,710     3,369,553       181,866     1,110,197        64,166       269,761
   28,997,479    64,306,304    (3,108,503)   (2,505,720)  (10,629,086)    6,440,924
-------------   -----------   -----------   -----------   -----------   -----------
   44,282,619    95,215,389       852,911     7,665,684    (1,042,700)   26,095,684
           --       460,593            --            --            --            --

  (14,283,592)  (26,880,998)   (3,811,732)   (9,061,207)   (9,522,220)  (19,384,999)
           --            --            --            --      (269,761)     (376,934)
-------------   -----------   -----------   -----------   -----------   -----------
  (14,283,592)  (26,880,998)   (3,811,732)   (9,061,207)   (9,791,981)  (19,761,933)

   69,751,755   111,046,546    30,507,393    99,209,279    15,145,247    37,470,607
   13,668,021    25,719,169     3,753,913     8,626,472     7,420,716    14,777,858
-------------   -----------   -----------   -----------   -----------   -----------
   83,419,776   136,765,715    34,261,306   107,835,751    22,565,963    52,248,465
   49,152,797    81,779,741    52,710,439   123,739,645    19,158,440    36,395,713
-------------   -----------   -----------   -----------   -----------   -----------
   34,266,979    54,985,974   (18,449,133)  (15,903,894)    3,407,523    15,852,752
-------------   -----------   -----------   -----------   -----------   -----------
   64,266,006   123,780,958   (21,407,954)  (17,299,417)   (7,427,158)   22,186,503
-------------   -----------   -----------   -----------   -----------   -----------

  948,518,006   824,737,048   225,994,067   243,293,484   439,917,846   417,731,343
-------------   -----------   -----------   -----------   -----------   -----------
1,012,784,012   948,518,006   204,586,113   225,994,067   432,490,688   439,917,846
=============   ===========   ===========   ===========   ===========   ===========
   11,756,817    11,148,979            --        32,184            --            --
=============   ===========   ===========   ===========   ===========   ===========

    1,432,264     2,551,121     3,034,834     9,765,388     1,722,460     4,279,427
      287,023       591,835       372,126       845,702       841,824     1,673,943
   (1,011,696)   (1,902,147)   (5,250,396)  (12,201,266)   (2,184,360)   (4,157,800)
-------------   -----------   -----------   -----------   -----------   -----------
      707,591     1,240,809    (1,843,436)   (1,590,176)      379,924     1,795,570
=============   ===========   ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

The State Farm Associates' Funds Trust (the "Trust") has four separate investment portfolios (the "Funds"). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years. The Fund normally invests so that either
(1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a "when-issued" basis

The Municipal Bond Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2004, there were commitments of $1,010,745, representing 0.23% of net assets, for such securities included in the investment portfolio.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

                       STATE FARM ASSOCIATES' FUNDS TRUST

Federal income taxes, dividends and distributions to shareowners

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of May 31, 2004, the Funds' aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                       Growth         Balanced
                                                        Fund            Fund
                                                   --------------   -----------
Cost of Investments
for Federal Tax Purposes                           $1,436,662,341   666,261,186
Gross Unrealized Appreciation                       1,396,982,097   352,371,488
Gross Unrealized (Depreciation)                       (80,146,199)  (12,818,481)
Net Unrealized Appreciation
(Depreciation)                                      1,316,835,898   339,553,007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Interim     Municipal Bond
                                                       Fund            Fund
                                                   ------------   --------------
Cost of Investments
for Federal Tax Purposes                           $201,747,897    410,605,392
Gross Unrealized Appreciation                         3,317,430     20,805,169
Gross Unrealized (Depreciation)                      (1,081,476)    (1,078,132)
Net Unrealized Appreciation
(Depreciation)                                        2,235,954     19,727,037
--------------------------------------------------------------------------------

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the respective Fund.

The tax character of distributions for all Funds (including distributions declared but not yet paid) were the same as the distributions reflected in the statement of changes in net assets.

On June 25, 2004 the Growth Fund declared an ordinary income dividend of $0.38 per share to shareowners of record on June 25, 2004 (reinvestment date June 28, 2004).

On June 25, 2004 the Balanced Fund declared an ordinary income dividend of $0.72 per share to shareowners of record on June 25, 2004 (reinvestment date June 28, 2004).

At November 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

--------------------------------------------------------------------------------
Expiration                                     Growth      Balanced    Interim
   year                                         Fund        Fund         Fund
----------                                  -----------   ---------   ---------
  2005                                               --          --     652,404

  2006                                               --          --     994,996

  2007                                               --          --     884,533

  2008                                               --          --   3,819,121

  2009                                               --          --   1,179,218

  2010                                      $44,701,924   4,910,618     399,032

  2011                                        1,797,460          --          --
  ----                                      -----------   ---------   ---------
  Total:                                    $46,499,384   4,910,618   7,929,304
--------------------------------------------------------------------------------

The undistributed net investment income in accordance with federal tax regulations at November 30, 2003 for the Growth and Balanced Funds was $20,221,467 and $12,683,929, respectively. For the Balanced Fund, the difference between this amount and the undistributed net investment income reported on the Statement of Assets and Liabilities as of November 30, 2003 relates to amortization taken for book purposes but not yet recognized for federal income tax purposes for securities held as of November 30, 2001.

The undistributed net investment income (including distributions declared but not yet paid) in accordance with federal tax regulations at November 30, 2003 for the Interim and Municipal Bond Funds was $1,396,245 and $3,225,998, respectively. The difference between these amounts and the

                       STATE FARM ASSOCIATES' FUNDS TRUST
undistributed net investment income reported on the Statement of Assets and Liabilities as of November 30, 2003 relates to distributions payable to shareowners at November 30, 2003.

The accumulated net realized gain in accordance with federal tax regulations at November 30, 2003 of $269,761, for the Municipal Bond Fund was distributable as long-term capital gain.

Equalization accounting

Effective December 1, 2003, the Growth and Balanced Funds discontinued the use of equalization accounting. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in $8,141,623 and $13,261,734 reductions in undistributed net investment income for the Growth Fund and Balanced Fund, respectively, and corresponding increases in paid in capital.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

--------------------------------------------------------------------------------
Growth Fund           .20% of the first $100 million of average net assets
                      .15% of the next $100 million of average net assets
                      .10% of the average net assets in excess of $200 million

Balanced Fund         .20% of the first $100 million of average net assets
                      .15% of the next $100 million of average net assets
                      .10% of the average net assets in excess of $200 million

Interim Fund          .20% of the first $50 million of average net assets
                      .15% of the next $50 million of average net assets
                      .10% of the average net assets in excess of $100 million

Municipal Bond        .20% of the first $50 million of average net assets
   Fund               .15% of the next $50 million of average net assets
                      .10% of the average net assets in excess of $100 million
--------------------------------------------------------------------------------

The Funds do not pay any discount, commission or other compensation for transfer agent services provided by the Manager or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Funds' independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

--------------------------------------------------------------------------------
                                                 Six months ended    Year ended
                                                   May 31, 2004,    November 30,
                                                    (Unaudited)         2003
                                                 ----------------   ------------
Growth Fund

   Purchases                                        $67,722,490      $84,057,369
   Proceeds from sales                                6,001,525       38,316,955

Balanced Fund

   Purchases                                         62,050,925       71,961,267
   Proceeds from sales                                9,284,873       37,370,205

Interim Fund

   Purchases                                                 --       59,173,008
   Proceeds from sales                               17,609,951       71,798,203

Municipal Bond Fund

   Purchases                                         21,769,422       80,437,554
   Proceeds from sales                               16,397,714       66,258,092
--------------------------------------------------------------------------------

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                       Six months ended               Year ended November 30,
                                         May 31, 2004     -----------------------------------------------
                                          (Unaudited)       2003      2002      2001      2000      1999
                                       ----------------   -------   -------   -------   -------   -------
Net asset value, beginning of period    $  43.23            38.90     44.57     50.52     51.96     44.65

Income from Investment Operations
   Net investment income (a)                0.39             0.71      0.61      0.60      0.65      0.62
   Net gain (loss) on investments
      (both realized and unrealized)        2.26             4.29     (5.25)    (5.79)    (1.21)     7.33
                                        --------          -------   -------   -------   -------   -------
   Total from investment operations         2.65             5.00     (4.64)    (5.19)    (0.56)     7.95
                                        --------          -------   -------   -------   -------   -------

Less Distributions
   Net investment income                   (0.38)           (0.67)    (0.60)    (0.61)    (0.65)    (0.59)
   Net realized gain                          --               --     (0.43)    (0.15)    (0.23)    (0.05)
                                        --------          -------   -------   -------   -------   -------
   Total distributions                     (0.38)           (0.67)    (1.03)    (0.76)    (0.88)    (0.64)
                                        --------          -------   -------   -------   -------   -------
Net asset value, end of period          $  45.50           43.23      38.90     44.57     50.52     51.96
                                        ========          =======   =======   =======   =======   =======
Total Return                                6.14%           13.06%   (10.61)%  (10.41)%   (1.20)%   17.93%

Ratios/Supplemental Data
Net assets, end of period (millions)    $2,764.2          2,571.2   2,227.7   2,536.8   2,842.7   2,786.4

Average net asset ratios
   Expenses                                 0.12%(b)         0.12%     0.12%     0.13%     0.11%     0.12%
   Net investment income                    1.76%(b)         1.83%     1.51%     1.29%     1.16%     1.27%

Portfolio turnover rate                        0%(b)(c)         2%        6%        5%        3%        2%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Determined on an annualized basis.
(c)  Portfolio turnover rate represents less than 0.5% on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                       Six months ended          Year ended November 30,
                                         May 31, 2004     -------------------------------------
                                          (Unaudited)      2003    2002    2001   2000     1999
                                       ----------------   -----   -----   -----   -----   -----
Net asset value, beginning of period     $  47.19         43.73   47.46   51.25   52.79   49.54

Income from Investment Operations
   Net investment income (a)                 0.73          1.42    1.42    1.48    1.50    1.51
   Net gain (loss) on investments
      (both realized and unrealized)         1.46          3.45   (3.67)  (3.80)  (0.91)   3.23
                                         --------         -----   -----   -----   -----   -----
   Total from investment operations          2.19          4.87   (2.25)  (2.32)   0.59    4.74
                                         --------         -----   -----   -----   -----   -----
Less Distributions

   Net investment income                    (0.71)        (1.41)  (1.45)  (1.47)  (1.56)  (1.47)
   Net realized gain                           --            --   (0.03)     --   (0.57)  (0.02)
                                         --------         -----   -----   -----   -----   -----
   Total distributions                      (0.71)        (1.41)  (1.48)  (1.47)  (2.13)  (1.49)
                                         --------         -----   -----   -----   -----   -----
Net asset value, end of period           $  48.67         47.19   43.73   47.46   51.25   52.79
                                         ========         =====   =====   =====   =====   =====
Total Return                                 4.67%        11.44%  (4.81)% (4.63)%  0.97%   9.72%

Ratios/Supplemental Data
Net assets, end of period (millions)     $1,012.8         948.5   824.7   887.8   945.8   990.7
Average net asset ratios
   Expenses                                  0.13%(b)      0.14%   0.13%   0.14%   0.13%   0.13%
   Net investment income                     3.03%(b)      3.22%   3.18%   3.05%   2.74%   2.96%

Portfolio turnover rate                         2%(b)         4%      6%      9%      5%      5%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                          Six months ended
                                            May 31, 2004            Year ended November 30,
                                          ----------------   -------------------------------------
                                             (Unaudited)      2003    2002    2001    2000    1999
                                          ----------------   -----   -----   -----   -----   -----
Net asset value, beginning of period         $10.02          10.07    9.90    9.55    9.47    9.98

Income from Investment Operations
   Net investment income                       0.18           0.36    0.43    0.56    0.63    0.64
   Net gain (loss) on investments (both
      realized and unrealized)                (0.14)         (0.05)   0.17    0.35    0.08   (0.51)
                                             ------          -----   -----   -----   -----   -----
   Total from investment operations            0.04           0.31    0.60    0.91    0.71    0.13
                                             ------          -----   -----   -----   -----   -----
Less Distributions
   Net investment income                      (0.18)         (0.36)  (0.43)  (0.56)  (0.63)  (0.64)
                                             ------          -----   -----   -----   -----   -----
   Total distributions                        (0.18)         (0.36)  (0.43)  (0.56)  (0.63)  (0.64)
                                             ------          -----   -----   -----   -----   -----
Net asset value, end of period               $ 9.88          10.02   10.07    9.90    9.55    9.47
                                             ======          =====   =====   =====   =====   =====
Total Return                                   0.38%          3.09%   6.18%   9.73%   7.70%   1.35%

Ratios/Supplemental Data
Net assets, end of period (millions)         $204.6          226.0   243.3   172.8   114.4   151.6

Average net asset ratios
   Expenses                                    0.17%(a)       0.16%   0.18%   0.20%   0.20%   0.20%
   Net investment income                       3.62%(a)       3.57%   4.23%   5.67%   6.66%   6.63%

Portfolio turnover rate                           0%(a)         25%      9%     17%     12%     12%

(a)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                          Six months ended
                                            May 31, 2004            Year ended November 30,
                                          ----------------   -------------------------------------
                                             (Unaudited)      2003    2002    2001    2000    1999
                                          ----------------   -----   -----   -----   -----   -----
Net asset value, beginning of period         $ 8.77           8.64    8.51    8.24    8.12    8.55

Income from Investment Operations
   Net investment income                       0.19           0.39    0.40    0.41    0.42    0.43
   Net gain (loss) on investments (both
      realized and unrealized)                (0.20)          0.14    0.13    0.27    0.12   (0.43)
                                             ------          -----   -----   -----   -----   -----
   Total from investment operations           (0.01)          0.53    0.53    0.68    0.54      --
                                             ------          -----   -----   -----   -----   -----
Less Distributions
   Net investment income                      (0.19)         (0.39)  (0.40)  (0.41)  (0.42)  (0.43)
   Net realized gain                          (0.01)         (0.01)     --      --      --      --
                                             ------          -----   -----   -----   -----   -----
   Total distributions                        (0.20)         (0.40)  (0.40)  (0.41)  (0.42)  (0.43)
                                             ------          -----   -----   -----   -----   -----
Net asset value, end of period               $ 8.56           8.77    8.64    8.51    8.24    8.12
                                             ======          =====   =====   =====   =====   =====
Total Return                                  (0.21)%         6.16%   6.34%   8.39%   6.87%   0.04%

Ratios/Supplemental Data
Net assets, end of period (millions)         $432.5          439.9   417.7   387.8   352.5   358.6

Average net asset ratios
   Expenses                                    0.15%(a)       0.15%   0.14%   0.16%   0.15%   0.16%
   Net investment income                       4.38%(a)       4.44%   4.65%   4.84%   5.23%   5.20%

Portfolio turnover rate                           8%(a)         15%     14%      6%      7%     10%

(a)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request at 1-800-447-0740 and at http://www.sec.gov.

State Farm Mutual Funds(R)                                                            Presorted Standard
Three State Farm Plaza, N-1                                                              U.S. Postage
Bloomington, IL 61791-0001                                                                   PAID
                                                                                         Lancaster, PA
                                                                                        PERMIT NO. 1275

FORWARDING SERVICE REQUESTED

                                                                              NOT
[LOGO] Mutual Funds(R)                                                        FDIC    . May lose value
                                                                            INSURED   . No bank guarantee

State Farm VP Management Corp.                                              There is no assurance that the Funds will achieve their
(Underwriter and Distributor of Securities Products)                        investment objectives. Investment return and principal
One State Farm Plaza                                                        value will fluctuate and Fund shares, when redeemed,
Bloomington, Illinois 61710-0001                                            may be worth more or less than their original cost.
1-800-447-0740                                                              State Farm Mutual Funds are not insurance products.

                                                                   1-2004
190-4059.5-CH                                           Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) State Farm Associates' Funds Trust


By (Signature and Title) *                        /s/ Edward B. Rust, Jr.
                                           -------------------------------------
                                                      Edward B. Rust, Jr.
                                                          President
Date 7/23/04
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) *                        /s/ Edward B. Rust, Jr.
                                           -------------------------------------
                                                      Edward B. Rust, Jr.
                                                         President
Date 7/23/04
     -------------


By (Signature and Title) *                        /s/ Michael L. Tipsord
                                           -------------------------------------
                                                      Michael L. Tipsord
                                            Senior Vice President and Treasurer
Date 7/23/04
     -------------

* Print the name and title of each signing officer under his or her signature